Supplemental Information with Respect to Cash Flows (Tables)	3 Months Ended
Mar. 31, 2023
Supplemental Information with Respect to Cash Flows [Abstract]
Schedule of supplemental information with respect to cash flows
	Three months ended March 31
	2023	2022
Change in non-cash working capital:
Trade and other receivables	$463,505	$(6,303)
Prepaids	(491,942)	(731,566)
Inventory	528,510	(1,060,581)
Advances to suppliers	(519,709)	(590,506)
Accounts payable and accrued liabilities	(967,476)	(836,698)
Deferred revenue	(149,600)	-
	$(1,136,712)	$(3,225,654)